BALANCE SHEET (unaudited) (Parenthetical) - $ / shares	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	190,000,000		190,000,000	190,000,000
Common stock, shares issued	6,208,935		6,205,506	0
Common Stock, Shares, Outstanding	6,208,935		6,205,506	0
ROTH CH V HOLDINGS, INC.
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1	1
Common stock, shares issued	1	1
Common Stock, Shares, Outstanding	1	1